Schedule of Investments
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–160.70%(a)
Alabama–2.11%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 4,770	$ 5,684,526
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	225	236,128
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB	5.00%	01/01/2043	1,235	1,507,139
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB(b)	5.50%	01/01/2043	1,725	1,183,589
Lower Alabama Gas District (The);
Series 2016 A, RB	5.00%	09/01/2046	1,605	2,444,042
Series 2016 A, RB(c)	5.00%	09/01/2046	2,700	4,111,473
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(d)	5.25%	05/01/2044	825	948,613
				16,115,510
Alaska–0.42%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(c)	5.50%	10/01/2041	3,160	3,208,533
Arizona–3.90%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,160	2,461,343
Arizona (State of) Industrial Development Authority;
Series 2019 A-2, RB	3.63%	05/20/2033	1,084	1,234,394
Series 2020 A, RB(d)	5.00%	12/15/2040	405	470,828
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	4.25%	01/01/2040	1,500	1,436,654
Series 2019 B, RB	5.13%	01/01/2054	85	83,346
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB(d)	5.25%	07/01/2047	1,160	1,196,487
Arizona (State of) Transportation Board; Series 2011 A, Ref. RB(e)(f)	5.25%	07/01/2021	2,500	2,510,449
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2029	1,105	1,214,191
Series 2017, Ref. RB	5.00%	11/15/2045	890	950,689
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(d)	5.00%	07/01/2054	225	258,814
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(d)	6.50%	07/01/2034	500	580,233
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	2,170	2,262,745
Phoenix Civic Improvement Corp.;
Series 2017 A, RB(g)	5.00%	07/01/2042	1,550	1,868,717
Series 2017 A, RB(g)	5.00%	07/01/2047	2,475	2,984,640
Series 2020, RB(c)	5.00%	07/01/2049	3,015	3,758,067
Series 2020-XM0924, RB(c)	5.00%	07/01/2044	2,000	2,595,810
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(d)	5.00%	06/15/2052	360	382,525
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(d)	5.25%	07/01/2048	1,190	1,249,925
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	800	1,127,745
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.25%	08/01/2032	1,060	1,212,692
				29,840,294
Arkansas–0.08%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2039	500	628,273
California–13.02%
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(c)(e)(f)(h)	5.00%	04/01/2027	2,490	3,116,807
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(i)	0.00%	08/01/2028	800	744,810
California (County of), CA Tobacco Securitization Agency; Series 2020 A, Ref. RB	4.00%	06/01/2038	275	332,570
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(i)	0.00%	06/01/2055	$11,000	$ 885,730
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	100	123,570
Series 2020 B-2, Ref. RB(i)	0.00%	06/01/2055	1,670	331,756
California (State of);
Series 2012, GO Bonds	5.25%	04/01/2035	2,880	3,001,286
Series 2012, GO Bonds	5.00%	04/01/2042	1,900	1,974,284
Series 2012, Ref. GO Bonds	5.00%	02/01/2032	2,100	2,167,363
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	1,500	1,667,532
Series 2020-XM0909, GO Bonds(c)	3.00%	11/01/2050	2,350	2,527,882
Series 2020-XX1123, Ctfs.(c)(h)	4.00%	03/01/2046	3,015	3,586,710
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(d)	5.00%	04/01/2049	835	954,280
California (State of) Housing Finance Agency;
Series 2019 A-2, RB	4.00%	03/20/2033	489	577,896
Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	833	976,727
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds); Series 2019, RB	5.00%	08/01/2044	2,040	2,571,626
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(d)	5.00%	06/01/2048	190	213,691
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	1,255	1,537,836
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(j)	4.00%	05/15/2046	610	727,213
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(g)	5.00%	12/31/2038	1,490	1,820,569
Series 2018 A, RB(g)	5.00%	12/31/2043	2,010	2,446,590
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(g)	4.00%	07/15/2029	1,670	1,938,392
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB	5.00%	08/01/2039	250	282,671
California (State of) Pollution Control Finance Authority;
Series 2012, RB(d)(g)	5.00%	07/01/2027	1,315	1,412,633
Series 2012, RB(d)(g)	5.00%	07/01/2030	1,600	1,717,227
Series 2012, RB(d)(g)	5.00%	07/01/2037	3,535	3,735,384
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	855	970,889
Series 2016 A, RB(d)	5.00%	12/01/2041	1,355	1,531,295
Series 2016 A, RB(d)	5.25%	12/01/2056	1,005	1,134,281
California State University; Series 2020-XM0923, RB(c)	5.00%	11/01/2048	2,070	2,594,990
CSCDA Community Improvement Authority; Series 2021, RB(d)	4.00%	08/01/2056	500	544,230
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021-A, RB(d)	3.13%	08/01/2056	840	837,306
CSCDA Community Improvement Authority (Social Bonds); Series 2021 A-2, RB(d)	4.00%	09/01/2056	840	924,978
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	390	390,633
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS - AGM)(i)(j)	0.00%	01/15/2034	4,125	3,130,431
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	2,875	3,127,552
Series 2015, Ref. RB(e)(f)	5.00%	06/01/2025	550	649,266
Series 2015, Ref. RB	5.00%	06/01/2040	450	524,182
Series 2018 A-1, Ref. RB	5.00%	06/01/2035	1,370	1,653,015
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	1,130	1,170,260
Long Beach (City of), CA; Series 2020-XM0865, Ctfs.(c)	7.15%	05/15/2044	2,005	2,541,687
Los Angeles (City of), CA Department of Water & Power; Series 2012 B, RB(c)	5.00%	07/01/2043	3,500	3,675,866
M-S-R Energy Authority;
Series 2009 A, RB	6.50%	11/01/2039	2,265	3,734,168
Series 2009 B, RB	7.00%	11/01/2034	585	925,580
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(k)	6.25%	08/01/2043	2,010	2,281,876
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB(e)(f)	7.50%	12/01/2021	2,200	2,278,868
San Diego (City of), CA Community College District (Election of 2006); Series 2011, GO Bonds(e)(f)	5.00%	08/01/2021	4,110	4,143,403
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 A, Ref. RB(g)	5.00%	05/01/2036	$ 1,170	$ 1,469,575
Series 2019 A, Ref. RB(g)	5.00%	05/01/2039	2,360	2,943,233
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB(c)(e)(f)	5.00%	11/01/2021	3,360	3,428,963
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	660	719,785
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(i)	0.00%	06/01/2041	3,485	1,137,611
University of California;
Series 2018 AZ, Ref. RB(c)	4.00%	05/15/2048	3,300	3,812,097
Series 2020 BE, Ref. RB	4.00%	05/15/2047	2,340	2,783,468
Series 2021-XF1212, Revenue Ctfs.(c)	4.00%	05/15/2051	2,565	3,073,076
				99,505,599
Colorado–4.12%
Arkansas (State of) River Power Authority; Series 2006, RB(e)	5.88%	10/01/2026	1,235	1,438,042
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,040	1,141,693
Colorado (State of) Board of Governors; Series 2012 A, RB(c)(e)(f)	5.00%	03/01/2022	3,850	3,991,760
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,170	1,426,556
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,675	1,897,641
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB(e)(f)	5.00%	06/01/2027	585	726,655
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	295	295,114
Series 2007 A, RB	5.30%	07/01/2037	245	241,343
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	920	1,059,887
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	500	542,411
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	542,039
Colorado Health Facilities Authority; Series 2020-XX1130, Ctfs.(c)(h)	5.00%	08/01/2044	1,260	1,557,910
Denver (City & County of), CO;
Series 2012 B, RB(e)(f)	5.00%	11/15/2022	1,850	1,980,439
Series 2018 A, Ref. RB(c)(g)	5.25%	12/01/2048	5,260	6,502,626
Series 2018 A-2, RB(i)	0.00%	08/01/2033	1,765	1,238,452
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	460	502,086
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	735	793,765
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	705	758,571
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	556,253
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	2,010	3,137,787
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2040	550	623,407
White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	500	550,851
				31,505,288
District of Columbia–2.68%
District of Columbia; Series 2014 C, GO Bonds(c)	5.00%	06/01/2035	6,890	7,780,038
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	660	684,432
District of Columbia Water & Sewer Authority; Series 2013 A, RB(c)(e)(f)	5.00%	10/01/2023	3,000	3,339,863
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2014 A, Ref. RB	5.00%	10/01/2053	6,550	6,775,569
Series 2019 B, Ref. RB	4.00%	10/01/2049	1,675	1,917,879
				20,497,781
Florida–8.28%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	505	582,440
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,001,818
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Broward (County of), FL;
Series 2012 A, RB(e)(f)	5.00%	10/01/2022	$ 2,270	$ 2,418,175
Series 2013 C, RB(e)(f)	5.25%	10/01/2023	2,450	2,738,747
Series 2015 A, RB(g)	5.00%	10/01/2045	1,395	1,611,963
Series 2017, RB(c)(g)(h)	5.00%	10/01/2047	4,015	4,865,263
Series 2019 B, RB(g)	4.00%	09/01/2044	835	964,333
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(d)	6.00%	07/01/2045	250	268,157
Central Florida Expressway Authority; Series 2020-XX1136, Ctfs.(c)(h)	5.00%	07/01/2049	2,385	2,983,005
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,270,077)(b)(d)(l)	7.75%	05/15/2035	1,300	884,000
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB(e)(f)	6.00%	04/01/2023	1,400	1,548,564
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	3,015	3,526,374
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB(e)(f)(g)	5.13%	06/01/2021	1,650	1,650,000
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(d)(g)	7.38%	01/01/2049	670	727,444
Greater Orlando Aviation Authority; Series 2019 A, RB(g)	4.00%	10/01/2039	2,500	2,916,171
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(g)	5.00%	10/01/2048	2,080	2,569,462
JEA Electric System Revenue; Series 2012 3B, RB	5.00%	10/01/2039	145	147,159
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	650	707,005
Series 2020 A, Ref. RB	5.75%	08/15/2050	285	309,425
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,055	1,139,363
Series 2020 B-3, Ref. RB	3.38%	08/15/2026	420	422,475
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	935	1,041,748
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB(e)(f)(g)	5.00%	10/01/2022	1,000	1,063,192
Series 2012 B, Ref. RB(e)(f)	5.00%	10/01/2022	1,150	1,225,066
Series 2012 B, Ref. RB(e)(f)	5.00%	10/01/2022	1,950	2,077,287
Series 2016 A, Ref. RB	5.00%	10/01/2041	2,795	3,362,972
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(c)	5.00%	04/01/2053	3,865	4,636,057
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, Ref. RB	5.00%	07/01/2040	1,250	1,253,467
Miami-Dade (County of), FL Health Facilities Authority (Miami Children’s Hospital); Series 2010, Ref. RB	6.13%	08/01/2042	170	170,600
Miami-Dade (County of), FL Industrial Development Authority (Waste Management, Inc.); Series 2018 B, RB (SIFMA Municipal Swap Index + 0.80%)(f)(g)(m)	0.83%	11/01/2021	585	585,228
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB(g)	5.00%	10/01/2047	1,315	1,593,480
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(i)	0.00%	10/01/2044	1,000	470,922
Series 2020 A-2, Ref. RB(i)	0.00%	10/01/2051	1,200	428,327
Series 2020 A-2, Ref. RB(i)	0.00%	10/01/2052	450	154,471
Series 2020 A-2, Ref. RB(i)	0.00%	10/01/2053	445	146,875
Series 2020 A-2, Ref. RB(i)	0.00%	10/01/2054	385	122,156
Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	500	542,577
Palm Beach (County of), FL Solid Waste Authority; Series 2016, RB(c)	5.00%	10/01/2031	2,565	2,606,063
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	840	1,016,771
Reunion East Community Development District;
Series 2005, RB(b)(n)	5.80%	05/01/2036	235	2
Series 2015-2, RB	6.60%	05/01/2036	195	199,537
Sterling Hill Community Development District; Series 2003 A, RB(n)(o)	6.20%	05/01/2035	735	441,229
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,099,449
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,350	1,512,797
Tender Option Bond Trust Receipts/Certificates; Series 2021-XM0942, Revenue Ctfs.(c)	4.00%	10/01/2051	2,975	3,556,505
				63,288,121
Georgia–2.87%
Atlanta (City of), GA; Series 2015, Ref. RB(c)	5.00%	11/01/2040	8,290	9,654,863
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2039	2,860	3,070,684
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Brookhaven Development Authority;
Series 2020, RB(c)(h)	4.00%	07/01/2044	$ 1,130	$ 1,329,972
Series 2020, RB(c)(h)	4.00%	07/01/2049	1,680	1,958,167
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	1,150	1,215,406
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RB	5.00%	04/01/2042	1,000	1,193,699
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2043	3,000	3,541,514
				21,964,305
Guam–0.19%
Guam (Territory of);
Series 2011 A, RB(e)	5.25%	01/01/2036	625	643,079
Series 2011 A, RB(e)	5.13%	01/01/2042	780	801,998
				1,445,077
Hawaii–0.86%
Hawaii (State of);
Series 2015 A, RB(g)	5.00%	07/01/2045	1,695	1,945,721
Series 2018 A, RB(g)	5.00%	07/01/2043	1,550	1,915,277
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(e)	5.50%	07/01/2043	2,500	2,744,994
				6,605,992
Idaho–0.12%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	865	890,711
Illinois–18.09%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	385	385,730
Bolingbrook (Village of), IL; Series 2005, RB	6.25%	01/01/2024	984	948,954
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	1,050	1,180,676
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	1,190	1,333,765
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	340	380,255
Series 2011 A, RB(e)(f)	5.25%	01/01/2022	1,905	1,962,380
Series 2012 A, GO Bonds	5.00%	01/01/2033	840	856,207
Series 2012 A, GO Bonds (INS - BAM)(j)	5.00%	01/01/2033	1,290	1,315,567
Series 2012, RB	5.00%	01/01/2042	3,350	3,432,039
Series 2014, RB	5.00%	11/01/2044	875	989,268
Series 2014, Ref. RB (INS - AGM)(j)	5.00%	01/01/2032	1,175	1,262,784
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,395	3,839,596
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	2,025	2,464,998
Series 2017-2, Ref. RB (INS - AGM)(j)	5.00%	11/01/2038	1,000	1,232,620
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(n)	7.46%	02/15/2026	514	389,847
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB(g)	5.50%	01/01/2031	2,650	2,849,674
Series 2014 A, Ref. RB(g)	5.00%	01/01/2041	1,250	1,374,117
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB(g)	5.00%	01/01/2030	4,500	4,612,334
Series 2013, RB	5.75%	01/01/2038	2,450	2,645,834
Series 2015 C, RB(g)	5.00%	01/01/2046	850	962,653
Series 2015 D, RB	5.00%	01/01/2046	595	684,020
Series 2016 C, Ref. RB	5.00%	01/01/2037	1,685	1,996,321
Series 2017 D, RB	5.25%	01/01/2042	1,355	1,670,370
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2036	1,705	2,042,511
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2035	750	921,085
Series 2018 A, Ref. GO Bonds (INS - AGM)(j)	5.00%	12/01/2035	650	810,018
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	1,005	1,068,284
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	$ 1,755	$ 2,101,242
Chicago (City of), IL Transit Authority;
Series 2011, RB(c)(e)(f)(h)	5.25%	12/01/2021	3,795	3,892,904
Series 2014, RB	5.00%	12/01/2044	3,390	3,883,121
Chicago Park District;
Series 2020 D, GO Bonds (INS - BAM)(j)	4.00%	01/01/2036	1,000	1,169,230
Series 2020 D, GO Bonds (INS - BAM)(j)	4.00%	01/01/2037	1,000	1,165,882
Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2039	775	928,655
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Series 2014 A, RB	5.38%	03/01/2034	552	551,924
Illinois (State of);
Series 2013, GO Bonds (INS - BAM)(j)	5.50%	07/01/2038	2,450	2,679,318
Series 2014, GO Bonds	5.25%	02/01/2033	1,250	1,374,648
Series 2014, GO Bonds	5.00%	05/01/2035	450	494,776
Series 2014, GO Bonds	5.00%	05/01/2036	1,210	1,328,954
Series 2016, GO Bonds	5.00%	11/01/2036	1,120	1,301,171
Series 2017 C, GO Bonds	5.00%	11/01/2029	265	320,430
Series 2017 D, GO Bonds	5.00%	11/01/2023	1,675	1,856,948
Series 2017 D, GO Bonds	5.00%	11/01/2024	70	80,392
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,115	1,346,844
Series 2018 A, GO Bonds	6.00%	05/01/2027	770	983,862
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,225	1,493,822
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2021	2,080	2,112,617
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	585	620,833
Series 2020, GO Bonds	5.50%	05/01/2039	1,385	1,778,171
Illinois (State of) Finance Authority (Art Institute of Chicago);
Series 2012, RB(e)(f)	5.00%	03/01/2022	5	5,180
Series 2012, RB(e)(f)	5.00%	03/01/2022	995	1,031,253
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,430	1,600,403
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(g)	8.00%	06/01/2032	360	360,438
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	1,000	1,047,346
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	60	68,233
Series 2019 A, Ref. RB	5.00%	11/01/2049	550	618,328
Illinois (State of) Finance Authority (Navistar International Corp.); Series 2020, Ref. RB(d)(f)	4.75%	08/01/2030	835	890,274
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,375	2,737,496
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	888	893,411
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,002,002
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,490	2,888,245
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	158,146
Series 2017, Ref. RB	5.25%	02/15/2037	195	199,416
Series 2017, Ref. RB	5.25%	02/15/2047	835	841,475
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(c)(e)(f)	5.25%	04/01/2023	3,630	3,967,588
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS - AGM)(i)(j)	0.00%	12/15/2029	2,750	2,352,060
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2015 A, RB	5.50%	06/15/2053	2,200	2,542,105
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGM)(j)	5.25%	06/15/2031	1,205	1,341,017
Series 2014, Ref. RB (INS - AGM)(j)	5.25%	06/15/2032	1,100	1,221,736
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(c)	5.00%	01/01/2038	3,875	4,145,485
Series 2015 A, RB(c)	5.00%	01/01/2040	11,210	13,028,379
Metropolitan Water Reclamation District of Greater Chicago; Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	3,155	4,663,352
Peoria (County of), IL; Series 2011, GO Bonds(c)	5.00%	12/15/2041	3,075	3,085,233
Regional Transportation Authority;
Series 2000, RB (INS - NATL)(j)	6.50%	07/01/2030	2,260	3,059,907
Series 2002 A, RB (INS - NATL)(j)	6.00%	07/01/2029	1,155	1,546,142
Series 2018 B, RB	5.00%	06/01/2040	2,315	2,866,694
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB(c)	5.00%	01/01/2048	$ 4,195	$ 5,020,006
				138,259,001
Indiana–2.77%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, RB	5.25%	10/01/2031	2,320	2,358,035
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(g)	5.00%	07/01/2035	500	544,669
Series 2013 A, RB(g)	5.00%	07/01/2048	575	625,201
Series 2013, RB(g)	5.00%	07/01/2040	3,850	4,191,817
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2012 A, RB	5.00%	06/01/2032	610	629,022
Series 2012 A, RB	5.00%	06/01/2039	2,670	2,745,805
Indiana (State of) Municipal Power Agency;
Series 2013 A, RB(e)(f)	5.25%	07/01/2023	1,250	1,381,548
Series 2016 A, Ref. RB	5.00%	01/01/2042	1,235	1,489,524
Indianapolis Local Public Improvement Bond Bank;
Series 2011 K, RB(e)(f)	5.00%	06/01/2021	2,000	2,000,000
Series 2013 F, RB(c)	5.00%	02/01/2030	3,240	3,487,258
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(g)	6.75%	01/01/2034	1,500	1,693,685
				21,146,564
Iowa–1.34%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	420	433,704
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	1,295	1,418,274
Series 2013, Ref. RB(f)	5.25%	12/01/2037	1,265	1,396,621
Series 2019, Ref. RB	3.13%	12/01/2022	295	300,968
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	500	569,126
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2035	1,000	1,214,736
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	950	1,102,709
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	70	70,053
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,475	1,719,298
Series 2021 B-2, Ref. RB(i)	0.00%	06/01/2065	11,235	1,984,462
				10,209,951
Kansas–0.38%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.75%	07/01/2038	1,575	1,749,850
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	1,000	1,130,671
				2,880,521
Kentucky–2.09%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(f)(m)	1.43%	02/01/2025	710	716,444
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(j)	5.00%	12/01/2047	1,115	1,186,725
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	1,985	2,214,959
Series 2015 A, RB	5.00%	01/01/2045	335	371,819
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	1,265	1,483,319
Series 2017 A, Ref. RB	5.00%	06/01/2045	1,015	1,160,922
Kentucky (Commonwealth of) Public Energy Authority; Series 2019 C, RB(f)	4.00%	02/01/2028	1,495	1,781,722
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB	5.75%	07/01/2049	1,000	1,104,119
Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(c)(h)(j)	5.00%	09/01/2044	3,840	4,803,204
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,111,232
				15,934,465
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–1.19%
Jefferson Sales Tax District; Series 2019 B, RB (INS - AGM)(j)	4.00%	12/01/2039	$ 1,000	$ 1,204,100
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. James Parish Gomesa); Series 2019, RB(d)	3.90%	11/01/2044	920	969,240
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	1,140	1,313,350
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana); Series 2020, Ref. RB	4.00%	04/01/2050	670	767,938
New Orleans (City of), LA; Series 2014, Ref. RB(e)(f)	5.00%	06/01/2024	755	861,288
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(j)	5.00%	10/01/2043	445	545,835
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.25%	05/15/2031	310	310,955
Series 2013 A, Ref. RB	5.25%	05/15/2032	1,635	1,705,514
Series 2013 A, Ref. RB	5.25%	05/15/2033	1,375	1,433,224
				9,111,444
Maryland–0.91%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	385	463,160
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	770	913,601
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB(e)(f)	5.00%	07/01/2024	1,580	1,808,059
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2038	500	581,129
Maryland (State of) Transportation Authority; Series 2021 A, Ref. RB	5.00%	07/01/2051	1,255	1,645,743
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	905	978,473
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2047	540	575,875
				6,966,040
Massachusetts–4.07%
Massachusetts (Commonwealth of);
Series 2004 A, Ref. GO Bonds (INS - AMBAC)(j)	5.50%	08/01/2030	1,500	2,087,968
Series 2005, Ref. RB (INS - NATL)(j)	5.50%	01/01/2023	1,000	1,081,138
Massachusetts (Commonwealth of) (Consolidated Loan of 2019); Series 2019, GO Bonds	5.00%	05/01/2047	1,000	1,264,716
Massachusetts (Commonwealth of) Department of Transportation; Series 1997 C, RB (INS - NATL)(i)(j)	0.00%	01/01/2022	1,550	1,546,648
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2048	2,480	2,993,960
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	3,255	3,786,266
Massachusetts (Commonwealth of) Development Finance Agency (Lesley University); Series 2011 B-1, RB(e)(f)	5.25%	07/01/2021	300	301,241
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(c)	5.50%	07/01/2032	2,500	3,623,967
Massachusetts (Commonwealth of) Development Finance Agency (Merrimack College); Series 2012 A, RB(e)(f)	5.25%	07/01/2022	500	526,735
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(d)	5.00%	07/15/2035	270	326,688
Massachusetts (Commonwealth of) Development Finance Agency (Mount Holyoke College); Series 2011 B, RB(e)(f)	5.00%	07/01/2021	500	501,948
Massachusetts (Commonwealth of) Development Finance Agency (Umass Memorial);
Series 2011 H, RB(e)(f)	5.50%	07/01/2021	475	477,081
Series 2011 H, RB	5.50%	07/01/2031	25	25,107
Massachusetts (Commonwealth of) Educational Financing Authority; Series 2011 J, RB(g)	5.63%	07/01/2028	100	100,387
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Boston College); Series 2008, RB	5.50%	06/01/2026	400	498,027
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(g)	5.00%	07/01/2036	995	1,253,389
Massachusetts (Commonwealth of) Port Authority (Bosfuel); Series 2019 A, Ref. RB(g)	4.00%	07/01/2044	1,000	1,146,809
Massachusetts (Commonwealth of) Port Authority (Conrac); Series 2011 A, RB(e)(f)	5.13%	07/01/2021	250	250,999
Massachusetts (Commonwealth of) Transportation Fund Revenue; Series 2016 B, RB	4.00%	06/01/2046	2,530	2,862,724
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Water Resources Authority;
Series 2007 B, Ref. RB (INS - AGM)(j)	5.25%	08/01/2031	$ 500	$ 700,897
Series 2011 B, RB(e)(f)	5.00%	08/01/2021	200	201,619
Massachusetts (State of) Water Resources Authority;
Series 2011 C, Ref. RB(e)(f)	5.00%	08/01/2021	3,500	3,528,328
Series 2011 C, Ref. RB(e)(f)	5.00%	08/01/2021	2,000	2,016,187
				31,102,829
Michigan–3.76%
Academy of Warren; Series 2020 A, Ref. RB(d)	5.50%	05/01/2050	250	263,375
Detroit Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(c)(h)(j)	5.00%	07/01/2043	2,110	2,372,084
Michigan (State of) Building Authority; Series 2020, Ref. VRD RB(p)	0.08%	10/15/2042	500	500,000
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB(c)	5.00%	04/15/2041	2,865	3,411,687
Michigan (State of) Finance Authority; Series 2014 C-1, RB(e)(f)	5.00%	07/01/2022	1,245	1,311,006
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,865	2,171,071
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2020 A, Ref. RB	5.00%	05/15/2036	1,675	2,012,298
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2038	750	945,614
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, Ref. RB (INS - AGM)(j)	5.00%	07/01/2032	2,500	2,839,985
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	625	709,585
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	625	710,614
Series 2015, Ref. RB	5.00%	07/01/2035	1,270	1,483,231
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	165	182,590
Series 2020, Ref. RB	5.00%	06/01/2045	490	534,665
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB(e)(f)	5.00%	06/01/2024	2,275	2,591,603
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB(c)(e)(h)	5.00%	12/01/2046	3,890	4,675,027
Michigan (State of) Hospital Finance Authority (Ascension Health); Series 2010, Ref. RB	5.00%	11/15/2047	1,000	1,268,785
Michigan (State of) Strategic Fund (I-85 Improvement Project); Series 2018, RB(g)	5.00%	06/30/2033	600	746,700
				28,729,920
Minnesota–0.37%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	305	326,891
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	537,271
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	1,245	1,539,737
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	425	456,917
				2,860,816
Mississippi–0.22%
West Rankin Utility Authority; Series 2018, RB (INS - AGM)(j)	5.00%	01/01/2048	1,355	1,656,275
Missouri–1.40%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	750	759,659
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,515	1,534,511
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(g)	5.00%	03/01/2046	1,210	1,482,752
Series 2019 B, RB (INS - AGM)(g)(j)	5.00%	03/01/2049	1,005	1,235,411
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	510	561,027
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2014, RB	5.00%	02/01/2035	1,000	1,085,842
Series 2019, Ref. RB	5.00%	02/01/2048	330	399,106
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/2033	1,175	1,247,028
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,095	2,371,333
				10,676,669
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–1.69%
Central Plains Energy Project (No. 3);
Series 2012, RB(q)	5.00%	09/01/2032	$ 3,500	$ 3,708,248
Series 2012, RB(q)	5.25%	09/01/2037	2,485	2,640,589
Series 2017 A, Ref. RB	5.00%	09/01/2034	205	283,208
Series 2017 A, Ref. RB	5.00%	09/01/2042	2,160	3,201,378
Central Plains Energy Project (No. 4); Series 2018, RB(f)	5.00%	01/01/2024	1,805	2,001,558
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,098,981
				12,933,962
New Hampshire–0.38%
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,800	2,874,300
New Hampshire Business Finance Authority; Series 2020-1, Class A	4.13%	01/20/2034	1	1,186
				2,875,486
New Jersey–9.48%
East Orange (City of), NJ Board of Education;
Series 1998, COP (INS - AGM)(i)(j)	0.00%	02/01/2025	1,845	1,781,560
Series 1998, COP (INS - AGM)(i)(j)	0.00%	02/01/2028	2,850	2,588,317
Essex (County of), NJ Improvement Authority; Series 2004, Ref. RB (INS - NATL)(j)	5.50%	10/01/2028	1,000	1,337,320
Garden State Preservation Trust;
Series 2003 B, RB (INS - AGM)(i)(j)	0.00%	11/01/2025	2,000	1,902,658
Series 2005 A, RB (INS - AGM)(j)	5.75%	11/01/2028	1,920	2,374,503
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(c)(h)(j)	5.50%	09/01/2022	3,775	4,021,922
Series 2005 N-1, Ref. RB (INS - AMBAC)(j)	5.50%	09/01/2026	1,500	1,872,917
Series 2012, Ref. RB	5.00%	06/15/2029	1,000	1,033,072
Series 2021, RB	5.00%	06/15/2031	435	565,032
Series 2021, RB	5.00%	06/15/2032	1,000	1,294,659
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(g)	5.13%	09/15/2023	675	715,027
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill);
Series 2002, Ref. RB	5.75%	10/01/2021	235	236,795
Series 2002, Ref. RB	5.75%	04/01/2031	1,000	1,077,250
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(g)	5.00%	10/01/2037	955	1,120,816
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(g)	5.13%	01/01/2034	1,250	1,394,959
Series 2013, RB(g)	5.38%	01/01/2043	1,000	1,120,714
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.); Series 2011, RB(e)(f)	6.00%	07/01/2021	750	753,575
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB(e)(f)	5.63%	07/01/2021	1,000	1,004,440
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.); Series 2004 A, Ref. RB(e)	5.25%	07/01/2023	1,000	1,105,238
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health); Series 2009 B, VRD RB (LOC - JP Morgan Chase Bank N.A.)(p)(r)	0.01%	07/01/2043	400	400,000
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB(g)	5.00%	12/01/2024	1,110	1,278,947
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(i)(j)	0.00%	12/15/2037	2,020	1,404,504
Series 2009 A, RB(i)	0.00%	12/15/2039	6,000	3,662,728
Series 2010 A, RB(i)	0.00%	12/15/2030	1,600	1,318,023
Series 2010 A, RB(i)	0.00%	12/15/2031	3,000	2,396,748
Series 2011 A, RB(e)(f)	5.50%	06/15/2021	800	801,541
Series 2011 B, RB(e)(f)	5.50%	06/15/2021	1,060	1,062,042
Series 2014, RB	5.00%	06/15/2030	925	1,165,387
Series 2018 A, Ref. RB	5.00%	12/15/2032	1,240	1,553,263
Series 2018 A, Ref. RB	5.00%	12/15/2036	590	733,014
Series 2018 A, Ref. RN(c)(h)	5.00%	06/15/2029	1,590	1,892,630
Series 2018 A, Ref. RN(c)(h)	5.00%	06/15/2030	550	651,458
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Series 2018 A, Ref. RN(c)(h)	5.00%	06/15/2031	$ 1,005	$ 1,187,152
Series 2022 AA, Ref. RB	5.00%	06/15/2036	1,845	2,283,665
Subseries 2016 A-1, RN	5.00%	06/15/2028	1,015	1,214,718
New Jersey (State of) Turnpike Authority;
Series 2005 A, Ref. RB (INS - AGM)(j)	5.25%	01/01/2027	705	881,028
Series 2013 A, RB(e)(f)	5.00%	07/01/2022	1,900	2,000,732
New Jersey Economic Development Authority; Series 2004 A, RB(c)(e)	5.25%	07/01/2026	7,000	8,624,969
New Jersey Institute of Technology;
Series 2012 A, RB(e)(f)	5.00%	07/01/2022	345	363,097
Series 2012 A, RB(e)(f)	5.00%	07/01/2022	155	163,044
Rahway Valley Sewerage Authority; Series 2005 A, RB (INS - NATL)(i)(j)	0.00%	09/01/2032	5,000	4,146,677
Salem (County of), NJ Improvement Authority (Finlaw Street Office Building); Series 2007, RB (INS - AGM)(j)	5.25%	08/15/2032	1,300	1,303,896
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(g)	5.00%	12/01/2023	615	648,995
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,515	3,005,382
Series 2018 A, Ref. RB	5.25%	06/01/2046	835	1,017,467
				72,461,881
New Mexico–0.07%
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	500	558,889
New York–22.45%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(d)(g)	5.25%	12/31/2033	400	437,603
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,710	2,713,224
Hudson Yards Infrastructure Corp; Series 2020-XF2859, Ctfs. (INS - AGM)(c)(j)	4.00%	02/15/2047	3,320	3,707,472
Metropolitan Transportation Authority;
Series 2013 B, RB	5.00%	11/15/2038	1,850	1,984,652
Series 2016 A, Ref. RB	5.25%	11/15/2032	625	768,974
Series 2016 B, Ref. RB	5.00%	11/15/2037	145	172,983
Series 2019 A, RB (INS - AGM)(c)(j)	4.00%	11/15/2046	2,670	3,065,937
Series 2020 A-2, RB	4.00%	02/01/2022	1,170	1,199,173
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A1, RB	5.00%	11/15/2041	1,980	2,315,881
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	600	667,610
Series 2020 A-1, RB (INS - BAM)(j)	4.00%	11/15/2053	395	456,985
Series 2020 C-1, RB	5.25%	11/15/2055	1,335	1,665,235
Monroe County Industrial Development Corp. (University of Rochester); Series 2020 A, RB(c)	4.00%	07/01/2050	4,650	5,458,665
New York & New Jersey (States of) Port Authority;
Eighty-Fifth Series 1993, RB (INS - NATL)(j)	5.38%	03/01/2028	1,830	2,150,062
Two Hundred Seventh Series 2018, Ref. RB(c)(g)(h)	5.00%	09/15/2028	3,300	4,177,479
New York (City of), NY;
Series 2020-XM0925, GO Bonds(c)	5.00%	08/01/2043	2,325	2,965,760
Series 2021-XM0937, Revenue Ctfs.(c)	4.00%	03/01/2047	2,595	3,081,477
New York (City of), NY Industrial Development Agency (Yankee Stadium); Series 2020, Ref. RB (INS - AGM)(j)	3.00%	03/01/2049	2,525	2,664,068
New York (City of), NY Municipal Water Finance Authority;
Series 2012 FF, RB(c)	5.00%	06/15/2045	6,915	7,248,330
Series 2013 DD, RB	5.00%	06/15/2035	3,200	3,504,394
Series 2020 GG-1, RB(c)	5.00%	06/15/2050	4,305	5,488,356
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2038	5,000	5,433,899
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	1,240	1,567,752
Subseries 2011 D-1, RB(c)	5.00%	11/01/2033	4,845	4,939,861
Subseries 2013, RB(c)	5.00%	11/01/2038	5,010	5,551,586
New York (City of), NY Water & Sewer System; Series 2019 EE-2, Ref. RB(c)	4.00%	06/15/2040	2,805	3,317,082
New York (City of), NY Water & Sewer System (2nd Generation Resolution); Series 2008 BB-2, VRD RB(p)	0.01%	06/15/2039	6,015	6,015,000
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	3,170	4,170,764
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(j)	5.00%	10/01/2023	$ 180	$ 180,631
Series 2018 E, RB(c)	5.00%	03/15/2045	5,715	7,164,845
Series 2021-XM0939, Revenue Ctfs.(c)	4.00%	03/15/2042	4,275	5,121,958
New York (State of) Dormitory Authority (General Purpose);
Series 2013 A, RB(e)(f)	5.00%	02/15/2023	1,750	1,896,164
Series 2014 C, RB(c)	5.00%	03/15/2040	5,510	6,174,054
Series 2018 A, Ref. RB	5.25%	03/15/2038	1,240	1,594,554
New York (State of) Dormitory Authority (New York University); Series 1998 A, RB (INS - NATL)(j)	5.75%	07/01/2027	1,000	1,168,243
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB(c)	5.00%	12/15/2031	1,905	2,133,995
New York City (City of), NY Transitional Finance Authority; Series 2020-XF2864, Ctfs.(c)	4.00%	11/01/2045	3,345	3,929,456
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(d)	5.00%	11/15/2044	5,735	6,346,646
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	1,870	1,933,545
New York Power Authority; Series 2020-XF0956, Ctfs.(c)	4.00%	11/15/2050	3,675	4,317,624
New York State Thruway Authority;
Series 2020-XM0830, Ctfs.(c)	4.00%	01/01/2050	5,400	6,244,042
Series 2020-XX1127, Ctfs. (INS - AGM)(c)(h)(j)	4.00%	01/01/2050	2,625	3,062,308
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(g)	5.00%	08/01/2021	2,075	2,090,898
Series 2020, Ref. RB(g)	5.25%	08/01/2031	660	788,342
Series 2020, Ref. RB(g)	5.38%	08/01/2036	940	1,180,224
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(g)	5.00%	08/01/2026	1,585	1,596,596
Series 2016, Ref. RB(g)	5.00%	08/01/2031	1,440	1,450,186
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(g)	5.00%	01/01/2031	240	293,497
Series 2018, RB(g)	5.00%	01/01/2033	2,100	2,554,097
Series 2018, RB(g)	5.00%	01/01/2034	2,030	2,462,903
Series 2018, RB(g)	4.00%	01/01/2036	1,510	1,722,479
Series 2018, RB(g)	5.00%	01/01/2036	640	774,574
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia); Series 2020, RB(g)	5.00%	10/01/2040	2,005	2,535,014
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(g)	5.00%	07/01/2046	3,235	3,660,694
Series 2016 A, RB(g)	5.25%	01/01/2050	1,775	2,017,328
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,735	1,750,741
Tender Option Bond Trust Receipts/Certificates; Series 2021-XF2932, Revenue Ctfs.(c)	5.00%	06/15/2048	2,000	2,554,254
Triborough Bridge & Tunnel Authority; Series 2020-XL0169, Revenue Ctfs.(c)	5.00%	05/15/2051	2,180	2,818,684
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2021 A, RB	5.00%	11/15/2051	670	862,405
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,125	2,341,972
				171,613,217
North Carolina–3.56%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2019, RB	4.00%	07/01/2044	645	757,544
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group); Series 2021, RB(f)	5.00%	12/01/2028	840	1,085,623
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 H, VRD RB(p)	0.01%	01/15/2048	2,000	2,000,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(p)	0.01%	01/15/2037	3,000	3,000,000
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(g)	5.00%	06/30/2054	3,120	3,434,951
North Carolina (State of) Turnpike Authority; Series 2011, RB(e)(f)	5.00%	07/01/2021	2,870	2,881,299
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(c)(e)(f)	5.00%	10/01/2025	9,585	11,476,015
University of North Carolina at Chapel Hill (University of North Carolina Hospital); Series 2019, RB	5.00%	02/01/2049	1,645	2,540,160
				27,175,592
North Dakota–0.62%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	2,165	2,498,592
Series 2017 C, RB	5.00%	06/01/2048	1,930	2,213,881
				4,712,473
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–8.87%
Akron (City of), OH (Community Learning Centers); Series 2012, Ref. RB	5.00%	12/01/2033	$ 1,270	$ 1,323,004
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/2032	1,190	1,237,763
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	2,645	3,121,209
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	1,075	1,190,869
American Municipal Power, Inc. (AMP Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	2,470	2,555,301
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	535	634,023
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	470	557,869
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	3,165	3,664,043
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	8,560	9,923,077
Series 2020 B-3, Ref. RB(i)	0.00%	06/01/2057	8,605	1,386,043
Cincinnati (City of), OH; Series 2011 A, Ref. RB(c)(e)(f)	5.00%	12/01/2021	5,000	5,122,777
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	1,100	1,188,622
Columbus-Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(d)	5.00%	06/01/2028	795	851,809
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.50%	02/15/2052	1,690	2,006,932
Franklin (County of), OH (OhioHealth Corp.);
Series 2011 A, RB(c)(e)(f)(h)	5.00%	11/15/2021	930	950,795
Series 2011 A, RB(c)(e)(f)(h)	5.00%	11/15/2021	1,500	1,533,541
Series 2011 A, RB(e)(f)	5.00%	11/15/2021	750	766,770
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(e)(f)	8.00%	07/01/2022	1,505	1,622,247
Hamilton (County of), OH;
Series 2000 B, RB (INS - AMBAC)(i)(j)	0.00%	12/01/2023	2,000	1,959,623
Series 2011 A, Ref. RB	5.00%	12/01/2032	1,000	1,021,053
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref.RB	5.00%	01/01/2046	1,490	1,652,969
Hamilton (County of), OH (Trihealth, Inc. Obligated Group); Series 2017 A, RB	5.00%	08/15/2047	2,470	2,971,867
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB(e)(f)	6.25%	06/01/2021	1,300	1,300,000
Lucas (County of), OH (ProMedica Healthcare System);
Series 2011 A, RB(e)(f)	5.75%	11/15/2021	1,000	1,025,755
Series 2011 A, RB(e)(f)	6.00%	11/15/2021	1,000	1,026,794
Series 2018 A, Ref. RB	5.25%	11/15/2048	1,675	1,940,888
Miami University; Series 2011, Ref. RB(c)	5.00%	09/01/2031	5,050	5,111,016
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,380,753)(d)(l)	6.00%	04/01/2038	1,410	678,997
Norwood (City of), OH (Cornerstone at Norwood); Series 2006, RB	6.20%	12/01/2031	1,340	1,341,218
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(g)(j)	5.00%	12/31/2039	805	913,347
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(f)(g)	2.60%	10/01/2029	1,000	1,063,602
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(d)(g)	4.25%	01/15/2038	585	660,410
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP - GNMA)(g)	5.85%	09/20/2028	420	420,527
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 1999 A1, RB (CEP - GNMA)(g)	5.25%	09/01/2030	10	10,025
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. (INS - NATL)(i)(j)	0.00%	02/15/2030	1,000	856,445
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund); Series 2020 A, RB	5.00%	12/01/2050	1,670	2,161,840
Ohio State University (The);
Series 2010 D, RB(e)	5.00%	12/01/2030	45	61,318
Series 2010 D, RB	5.00%	12/01/2030	955	1,288,885
University of Cincinnati; Series 2010 F, RB	5.00%	06/01/2034	20	20,063
University of Toledo; Series 2011 B, RB(e)(f)	5.00%	06/01/2021	650	650,000
				67,773,336
Oklahoma–2.04%
Edmond Public Works Authority;
Series 2017, RB(c)	5.00%	07/01/2042	2,735	3,322,236
Series 2017, RB(c)	5.00%	07/01/2047	2,670	3,224,976
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	5,020	6,183,175
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB (Acquired 12/24/2018; Cost $1,815,930)(b)(l)	5.00%	08/01/2052	$ 1,945	$ 1,419,850
Oklahoma (State of) Water Resources Board; Series 2018 C, RB	4.00%	10/01/2048	1,260	1,422,391
				15,572,628
Oregon–0.63%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	500	554,134
University of Oregon; Series 2020, RB(c)(h)	5.00%	04/01/2050	3,350	4,236,652
				4,790,786
Pennsylvania–2.83%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	4.00%	04/01/2044	835	945,453
Series 2018 A, Ref. RB	5.00%	04/01/2047	1,600	1,936,073
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(i)(j)	0.00%	10/01/2036	650	390,544
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2024	500	550,600
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB(k)	4.75%	12/01/2037	990	1,117,998
Series 2018 A-2, RB	5.00%	12/01/2048	1,195	1,478,160
Series 2018 B, RB	5.25%	12/01/2048	1,170	1,475,331
Subseries 2014 A-2, RB(k)	5.13%	12/01/2039	2,000	2,150,283
Pennsylvania (State of) Economic Development Financing Authority (UPMC); Series 2021 A, Ref. RB	4.00%	10/15/2041	650	784,753
Pennsylvania (State of) Turnpike Commission;
Series 2021 A, RB	4.00%	12/01/2043	455	540,545
Series 2021 A, RB	4.00%	12/01/2044	500	591,568
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,100	1,336,900
Series 2017 B, Ref. RB(g)	5.00%	07/01/2047	4,940	5,957,220
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School);
Series 2020, Ref. RB(d)	5.00%	06/15/2040	150	176,917
Series 2020, Ref. RB(d)	5.00%	06/15/2050	285	331,540
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University);
Series 2017 A, Ref. RB	5.00%	09/01/2035	720	870,832
Series 2017 A, Ref. RB	5.00%	09/01/2047	845	1,003,583
				21,638,300
Puerto Rico–5.02%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,450	3,532,386
Series 2002, RB	5.63%	05/15/2043	1,490	1,497,743
Series 2005 A, RB(i)	0.00%	05/15/2050	5,915	929,272
Series 2005 B, RB(i)	0.00%	05/15/2055	2,540	226,530
Series 2008 A, RB(i)	0.00%	05/15/2057	14,970	999,071
Series 2008 B, RB(i)	0.00%	05/15/2057	25,125	1,315,296
Puerto Rico (Commonwealth of);
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(j)	6.00%	07/01/2027	400	412,608
Series 2004 A, GO Bonds (INS - NATL)(j)	5.25%	07/01/2021	490	493,778
Series 2012 A, Ref. GO Bonds (INS - AGM)(j)	5.00%	07/01/2035	460	476,064
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB	5.00%	07/01/2033	175	184,694
Series 2012 A, RB	5.13%	07/01/2037	1,590	1,680,435
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(j)	5.25%	07/01/2032	1,840	1,986,822
Series 2007 VV, Ref. RB (INS - NATL)(j)	5.25%	07/01/2033	735	793,666
Series 2007 VV, Ref. RB (INS - NATL)(j)	5.25%	07/01/2035	645	696,507
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2005 L, Ref. RB (INS - NATL)(j)	5.25%	07/01/2035	$ 300	$ 326,995
Series 2007 CC, Ref. RB (INS - AGM)(j)	5.25%	07/01/2033	1,230	1,396,141
Series 2007 N, Ref. RB (INS - NATL)(j)	5.25%	07/01/2032	770	840,602
Series 2007 N, Ref. RB (INS - AGC)(j)	5.25%	07/01/2034	1,205	1,353,012
Series 2007 N, Ref. RB (INS - AGC)(j)	5.25%	07/01/2036	1,000	1,090,457
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2007 M-3, Ref. RB (INS - NATL)(j)	6.00%	07/01/2024	2,020	2,077,287
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(i)	0.00%	07/01/2027	450	404,452
Series 2018 A-1, RB(i)	0.00%	07/01/2029	1,495	1,273,916
Series 2018 A-1, RB(i)	0.00%	07/01/2031	338	266,459
Series 2018 A-1, RB(i)	0.00%	07/01/2033	2,120	1,548,384
Series 2018 A-1, RB(i)	0.00%	07/01/2046	5,030	1,637,617
Series 2018 A-1, RB(i)	0.00%	07/01/2051	15,330	3,625,287
Series 2018 A-1, RB	4.75%	07/01/2053	1,360	1,528,863
Series 2018 A-1, RB	5.00%	07/01/2058	3,970	4,528,997
Series 2019 A-2, RB	4.33%	07/01/2040	1,095	1,214,932
				38,338,273
South Carolina–0.91%
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(e)(f)	5.25%	08/01/2023	1,600	1,775,110
South Carolina (State of) Ports Authority;
Series 2015, RB(e)(f)(g)	5.25%	07/01/2025	1,865	2,219,041
Series 2015, RB(e)(f)(g)	5.25%	07/01/2025	235	279,611
Series 2015, RB(e)(f)(g)	5.25%	07/01/2025	1,115	1,326,665
South Carolina (State of) Public Service Authority; Series 2014, Ref. RB	5.00%	12/01/2046	1,190	1,358,842
				6,959,269
South Dakota–0.46%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	1,620	1,843,668
Series 2015, Ref. RB	5.00%	11/01/2045	1,440	1,675,648
				3,519,316
Tennessee–1.32%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2036	1,735	2,138,058
Memphis (City of), TN;
Series 2020, RB	4.00%	12/01/2045	1,695	2,040,838
Series 2020, RB	4.00%	12/01/2050	1,695	2,028,988
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2037	1,000	1,209,226
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2046	1,450	1,728,959
Nashville (City of), TN Metropolitan Airport Authority; Series 2019 B, RB(g)	5.00%	07/01/2049	655	814,964
Tennessee Energy Acquisition Corp.; Series 2006 C, RB	5.00%	02/01/2024	120	133,742
				10,094,775
Texas–12.97%
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042	1,710	1,823,243
Board of Regents of the University of Texas System; Series 2020 A, Ref. RB	3.50%	08/15/2050	1,545	1,942,741
Central Texas Regional Mobility Authority; Series 2020 E, RB	5.00%	01/01/2045	710	889,396
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,675	1,956,406
Dallas-Fort Worth (Cities of), TX International Airport; Series 2013 A, RB(g)	5.00%	11/01/2030	1,825	1,941,871
Houston (City of), TX;
Series 2011 D, RB(c)(e)(f)	5.00%	11/15/2021	1,865	1,906,702
Series 2011 D, RB(c)(e)(f)	5.00%	11/15/2021	900	920,124
Series 2011 D, RB(c)(e)(f)	5.00%	11/15/2021	995	1,017,249
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Houston (City of), TX (United Airlines, Inc.); Series 2018, RB(g)	5.00%	07/15/2028	$ 495	$ 594,454
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(g)	4.75%	07/01/2024	2,650	2,780,602
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(d)	5.50%	08/15/2045	1,330	1,453,311
Lower Colorado River Authority;
Series 2012 A, Ref. RB(e)(f)	5.00%	05/15/2022	5	5,227
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,335	2,437,642
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2019, Ref. RB	5.00%	05/15/2038	1,250	1,509,871
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(d)(g)	4.63%	10/01/2031	3,085	3,270,839
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2031	560	608,862
Series 2018, Ref. RB	5.00%	10/01/2032	1,015	1,101,412
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, RB	5.00%	07/01/2052	1,500	1,002,668
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	650	675,355
Series 2016, Ref. RB	5.00%	07/01/2046	800	819,052
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(j)	5.00%	04/01/2046	2,010	2,234,236
New Hope Cultural Education Facilities Finance Corp. (Forefront Living Plano); Series 2020 A, RB(d)	10.00%	12/01/2025	265	281,061
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	495	534,960
Series 2017, Ref. RB	5.00%	01/01/2047	620	668,428
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2020, RB	5.25%	10/01/2055	2,505	2,719,229
North Texas Tollway Authority;
Series 2008 I, Ref. RB(e)(f)	6.20%	01/01/2025	1,000	1,207,971
Series 2011 A, RB(e)(f)	5.50%	09/01/2021	2,895	2,933,555
Series 2015 B, Ref. RB(c)(h)	5.00%	01/01/2040	9,860	10,564,487
San Antonio (City of), TX;
Series 2013, RB(e)(f)	5.00%	02/01/2023	2,795	3,015,296
Series 2021 A, RB	5.00%	02/01/2049	1,340	1,726,640
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(c)	5.00%	02/15/2047	3,455	4,134,721
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,295	2,487,591
Series 2016, Ref. RB	5.00%	05/15/2045	1,660	1,784,509
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, RB (Acquired 07/27/2007; Cost $1,000,000)(b)(l)	5.63%	11/15/2027	1,000	450,000
Series 2007, RB (Acquired 12/07/2007; Cost $495,864)(b)(l)	5.75%	11/16/2037	550	247,500
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB	5.75%	02/15/2025	305	247,818
Series 2017 A, RB (Acquired 12/15/2016; Cost $1,958,779)(l)	6.38%	02/15/2048	1,940	1,588,979
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	98,021
Series 2020, Ref. RB	6.75%	11/15/2051	85	97,623
Series 2020, Ref. RB	6.88%	11/15/2055	85	98,004
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,225	5,070,421
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	1,695	2,015,044
Series 2019, RB(i)	0.00%	08/01/2043	3,000	1,228,634
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB(e)(f)	5.00%	08/15/2022	4,130	4,373,711
Series 2015 B, Ref. RB(i)	0.00%	08/15/2036	3,475	1,990,058
Series 2015 B, Ref. RB(i)	0.00%	08/15/2037	1,175	642,444
Series 2015 C, Ref. RB	5.00%	08/15/2042	5,170	5,754,711
Texas (State of) Water Development Board (State Water Implementation Revenue Fund); Series 2017 A, RB	4.00%	10/15/2035	280	331,719
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,705	5,517,297
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(g)	5.00%	12/31/2055	1,140	1,282,482
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(g)	7.00%	12/31/2038	$ 1,475	$ 1,683,951
Texas Private Activity Bond Surface Transportation Corp. (Segment 3C); Series 2019, RB(g)	5.00%	06/30/2058	2,385	2,926,586
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	545	548,712
				99,143,426
Utah–1.37%
Salt Lake (City of), UT;
Series 2017 A, RB(c)(g)	5.00%	07/01/2047	2,705	3,260,252
Series 2018 A, RB(g)	5.00%	07/01/2048	1,305	1,580,267
Series 2018 A, RB(g)	5.25%	07/01/2048	1,735	2,129,669
Utah (County of), UT; Series 2016 B, RB(c)	4.00%	05/15/2047	3,300	3,534,618
				10,504,806
Virgin Islands–0.44%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, RB	6.63%	10/01/2029	670	675,256
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. RB	5.00%	10/01/2025	1,125	1,127,541
Series 2010 A, RB	5.00%	10/01/2025	425	425,960
Series 2010 A, RB	5.00%	10/01/2029	1,095	1,097,473
				3,326,230
Virginia–2.22%
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020, Ref. RB	5.00%	07/01/2047	1,255	1,923,405
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB	5.00%	09/01/2050	325	317,168
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2017, RB(g)	5.00%	01/01/2040	370	379,748
Series 2019, RB(g)	5.00%	01/01/2044	1,985	2,036,828
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB(g)	6.00%	01/01/2037	880	931,298
Series 2012, RB(g)	5.50%	01/01/2042	2,950	3,101,158
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, RB(g)	5.00%	07/01/2034	3,320	3,408,099
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(g)	5.00%	12/31/2049	910	1,096,692
Series 2017, RB(g)	5.00%	12/31/2052	1,900	2,286,120
Virginia (Commonwealth of) Transportation Board; Series 2017, RB	4.00%	05/15/2042	1,320	1,520,214
				17,000,730
Washington–4.32%
Bellevue (City of), WA Convention Center Authority (Compound Interest); Series 1994, Ref. RB(e)(i)	0.00%	02/01/2024	5,000	4,941,800
Chelan (County of), WA Public Utility District No. 1; Series 2011 A, Ref. RB(g)	5.50%	07/01/2026	1,525	1,531,160
Energy Northwest (Columbia Generating Station); Series 2020 A, Ref. RB	4.00%	07/01/2039	1,535	1,862,556
Kalispel Tribe of Indians; Series 2018 A, RB(d)	5.25%	01/01/2038	1,320	1,553,868
King (County of), WA; Series 2020 A, Ref. RB	4.00%	01/01/2052	3,000	3,548,223
Washington (State of); Series 2019 A, GO Bonds(c)	5.00%	08/01/2042	1,875	2,358,800
Washington (State of) (SR 520 Corridor Program –Toll Revenue); Series 2011 C, GO Bonds(c)(e)(f)	5.00%	06/01/2021	1,500	1,500,000
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	1,175	1,423,758
Series 2018, RB(c)(h)	5.00%	07/01/2048	4,190	5,061,432
Series 2018, RB	5.00%	07/01/2048	840	996,319
Washington (State of) Health Care Facilities Authority; Series 2019 A-2, Ref. RB(c)(h)	5.00%	08/01/2044	3,635	4,485,152
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/2046	1,250	1,287,785
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(d)	5.00%	07/01/2046	435	461,309
Series 2016 A, Ref. RB(d)	5.00%	07/01/2051	360	381,229
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Tobacco Settlement Authority;
Series 2013, Ref. RB	5.25%	06/01/2031	$ 595	$ 595,000
Series 2013, Ref. RB	5.25%	06/01/2033	1,000	1,045,752
				33,034,143
West Virginia–0.12%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(d)	7.50%	06/01/2043	830	921,096
Wisconsin–3.33%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(d)	6.75%	08/01/2031	915	1,024,254
Series 2017, RB(d)	6.75%	12/01/2042	2,135	2,448,302
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB(c)(h)	5.00%	03/01/2046	3,735	4,400,902
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(d)	5.13%	06/15/2039	625	685,418
Superior (City of), WI (Superior Water, Light & Power Co.);
Series 2007 A, Ref. RB(g)	5.38%	11/01/2021	450	451,677
Series 2007 B, RB(g)	5.75%	11/01/2037	410	411,639
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(i)(j)	0.00%	12/15/2055	6,350	1,829,015
Series 2020 D, RB (INS - AGM)(i)(j)	0.00%	12/15/2060	24,535	5,611,520
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Alliance); Series 2013, RB	4.00%	11/15/2043	2,375	2,760,772
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(d)	6.13%	02/01/2050	415	458,846
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(d)	6.38%	01/01/2048	650	545,811
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,675	1,913,521
Series 2018 A, RB	5.35%	12/01/2045	1,675	1,902,831
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	875	1,012,203
				25,456,711
Wyoming–0.36%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(c)(e)(f)	5.00%	01/01/2027	2,205	2,727,104
TOTAL INVESTMENTS IN SECURITIES(s)–160.70% (Cost $1,126,354,038)					1,228,162,408
FLOATING RATE NOTE OBLIGATIONS–(27.31)%
Notes with interest and fee rates ranging from 0.57% to 0.69% at 05/31/2021 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056(t)					(208,700,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(34.38)%					(262,764,333)
OTHER ASSETS LESS LIABILITIES–0.99%					7,577,944
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$764,276,019
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2021 was $4,184,941, which represented less than 1% of the Trust’s Net Assets.
(c)	Underlying security related to TOB Trusts entered into by the Trust.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $45,391,174, which represented 5.94% of the Trust’s Net Assets.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security subject to the alternative minimum tax.
(h)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $48,256,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(i)	Zero coupon bond issued at a discount.
(j)	Principal and/or interest payments are secured by the bond insurance company listed.
(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Restricted security. The aggregate value of these securities at May 31, 2021 was $5,269,326, which represented less than 1% of the Trust’s Net Assets.
(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2021.
(n)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(o)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(p)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2021.
(q)	Security subject to crossover refunding.
(r)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(s)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(t)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2021. At May 31, 2021, the Trust’s investments with a value of $342,057,782 are held by TOB Trusts and serve as collateral for the $208,700,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,227,331,330	$831,078	$1,228,162,408
Other Investments - Assets
Investments Matured	—	—	181,670	181,670
Total Investments	$—	$1,227,331,330	$1,012,748	$1,228,344,078
Invesco Municipal Trust